Related parties	6 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related parties

14.	Related parties

a)	The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Former chairman of the Board of Directors and Co-Chief Executive Officer, and 16.76% beneficial owner of the Company*
Bin Fu	Chairman of the Board of Directors and Chief Executive Office of the Company*
Peng Wang	Director of the Company
Xuejun Ji	Shareholder
Hunan Medical Star Technology Co., Ltd. ( Medical Star)	Joint venture
Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”)	Minority Owned Subsidiary of the Company
Wuxi Kingway Technology Co., Ltd. (“Wuxi Wangdao”)	Entity controlled by Xiaofeng Gao

*	On September 6, 2024, Mr. Xiaofeng Gao resigned as the chairman of the Board of Directors and Co-Chief Executive Officer of the Company and Mr. Bin Fu has become the sole Chief Executive Officer of the Company.

b)	The Company had the following related party balances with the related parties mentioned above:

	As of
	September 30, 2025	March 31, 2025
Amounts due to Xiaofeng Gao	$24,955	$23,007
Amounts due to Xuejun Ji	400,000	411,145
Amounts due to Bin Fu	200,000	239,007
Amounts due to Peng Wang	400,000	—
Total	1,024,955	673,159

	As of
	September 30, 2025	March 31, 2025
Amounts due from Wuxi Wangdao	$—	$660,539
Amounts due from Xiaofeng Gao	12,923	—
Total	12,923	660,539

c)	The Company had the following related party transaction with the related party mentioned above:

	For the six months ended September 30,
	2025	2024
Repayment to Xuejun Ji	(11,188)	—
Repayment to Bin Fu	(39,158)	—
Note issued to Bin Fu	—	100,115
Note issued to Peng Wang	400,000	—

The Group did not have other significant balances or transactions with its related parties for the six months ended September 30, 2025 and 2024.